Shareholder's Equity - Additional Information (Detail) - USD ($)					3 Months Ended	5 Months Ended
	Jan. 07, 2021	Nov. 27, 2020	Nov. 23, 2020	Nov. 16, 2020	Mar. 31, 2021	Dec. 31, 2020
Preferred stock par value					$ 0.0001	$ 0.0001
Preferred stock shares authorized					2,000,000	2,000,000
Preferred stock shares issued					0	0
Preferred stock shares outstanding					0	0
Stock issued during the period shares new issues		16,377,622
Stock issued during period value new issues						$ 146,170,277
Public Warrants [Member]
Preferred stock shares authorized					2,000,000	2,000,000
Subsequent Event [Member] | Founder Shares Subject To Forfeiture [Member]
Stock issued during the period shares new issues	218,094
Stock issued during period value new issues	$ 0
IPO [Member]
Stock issued during the period shares new issues		16,377,622	2,250,000
Number of trading days for determining the share price			45 days
Over-Allotment Option [Member]
Stock issued during the period shares new issues		1,377,622
Over-Allotment Option [Member] | Founder Shares Subject To Forfeiture [Member]
Shares issued share based payment arrangement forfeited	218,094
Stock issued during the period shares new issues	218,094
Stock issued during period value new issues	$ 0
Number of trading days for determining the share price	45 days					45 days
Over-Allotment Option [Member] | Subsequent Event [Member] | Founder Shares Subject To Forfeiture [Member]
Stock issued during the period shares new issues	218,094
Stock issued during period value new issues	$ 0
Number of trading days for determining the share price	45 days
Founder Shares [Member]
Percentage of common stock outstanding					20.00%	20.00%
Founder Shares [Member] | Over-Allotment Option [Member]
Percentage of common stock outstanding				20.00%
Common Class A [Member]
Common stock par value		$ 0.0001			$ 0.0001	$ 0.0001
Common stock shares authorized					230,000,000	230,000,000
Common stock shares issued					4,498,339	4,523,969
Common stock shares outstanding					4,498,339	4,523,969
Common stock shares subject to redemption					11,879,283	11,853,653
Number of trading days for determining the share price					30 days	30 days
Common Class A [Member] | IPO [Member]
Stock issued during the period shares new issues		16,377,622
Common Class A [Member] | Over-Allotment Option [Member]
Stock issued during the period shares new issues		1,377,622
Common Class B [Member]
Common stock par value					$ 0.0001	$ 0.0001
Common stock shares authorized					20,000,000	20,000,000
Common stock shares issued					4,094,406	4,312,500
Common stock shares outstanding				4,312,500	4,094,406	4,312,500
Shares issued share based payment arrangement forfeited				1,437,500
Common Class B [Member] | IPO [Member]
Percentage of common stock outstanding						20.00%
Common Class B [Member] | Over-Allotment Option [Member]
Shares issued share based payment arrangement forfeited						218,094
Common Class B [Member] | Over-Allotment Option [Member] | Founder Shares Subject To Forfeiture [Member]
Stock issued during the period shares new issues	218,094
Stock issued during period value new issues	$ 0
Number of trading days for determining the share price	45 days
Common Class B [Member] | Over-Allotment Option [Member] | Subsequent Event [Member] | Founder Shares Subject To Forfeiture [Member]
Stock issued during the period shares new issues	218,094
Stock issued during period value new issues	$ 0
Number of trading days for determining the share price	45 days
Common Class B [Member] | Founder Shares [Member]
Common stock shares outstanding						4,312,500
Shares issued share based payment arrangement forfeited						218,094